Warrants Issuance: Schedule of Common Shares and Warrants (Details) (USD $)	Jan. 10, 2014	Sep. 30, 2013	Sep. 06, 2013	Jul. 31, 2013	Jul. 23, 2013	Jul. 16, 2013	Jul. 01, 2013	Jun. 26, 2013	Jun. 12, 2013	May 14, 2013	Apr. 03, 2013	Mar. 06, 2013	Feb. 19, 2013	Jan. 23, 2013	Nov. 02, 2012
Details
Stock issued through Private Placement Offering, Amount	$ 50,000	$ 339,500	$ 5,000	$ 10,000	$ 10,000	$ 12,000	$ 24,000	$ 10,000	$ 10,000	$ 5,000	$ 30,000	$ 233,500	$ 100,000	$ 20,000	$ 20,000
Warrantsissued through Private Placement Offering, Amount		$ 169,750	$ 2,500	$ 5,000		$ 6,000	$ 12,000	$ 5,000	$ 5,000	$ 2,500	$ 15,000	$ 116,750